Related Party Transactions - Servicing and Administrative Fees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DriveTime Automotive Group, Inc. | Affiliated Entity | Servicing and Administrative Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 0.3	$ 0.0	$ 0.0